UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number: 2
This amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      August 10, 2011

Additional Information:  Amended to correct incorrect FMV information.

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    628115

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
D AMERICAN INTL GROUP INC        W EXP 01/19/202  026874156  64709   2206982  SH          SOLE            2206982      0       0

D BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261  6342    300000   SH          SOLE            300000       0       0

D BP PLC                         SPONSORED ADR    055622104  90617   2046000  SH          SOLE            2046000     0       0

D BP PLC                         CALL             055622904  26574   600000   SH   CALL   SOLE            600000     0       0

D BP PLC                         PUT              055622954  26574   600000   SH   PUT    SOLE            600000     0       0

D CEMEX SAB DE CV                CALL             151290909  1720    200000   SH   CALL   SOLE            200000      0       0

D CIT GROUP INC                  COM NEW          125581801  86095   1945215  SH          SOLE            1945215     0       0

D CITIGROUP INC                  COM NEW          172967424  63251   1519000  SH          SOLE            1519000    0       0

D CITIGROUP INC                  PUT              172967954  83280   2000000  SH   PUT    SOLE            2000000     0       0

D CLEAR CHANNEL OUTDOOR HLDGS    CLASS A          18451C109  6446    507573   SH          SOLE            507573      0       0

D DANA HLDG CORP                 COM              235825205  415     23692    SH          SOLE            23692       0       0

D DELTA AIR LINES INC DEL        COM NEW          247361702  472     51425    SH          SOLE            51425       0       0

D EDISON INTL                    COM              281020107  10850   280000   SH          SOLE            280000      0       0

D PORTLAND GEN ELEC CO           COM  NEW         736508847  20993   881773   SH          SOLE            881773      0       0

D SM ENERGY CO                   COM              78454L100  26387   359102   SH          SOLE            359102      0       0

D SM ENERGY CO                   CALL             78454L900  3674    50000    SH   CALL   SOLE            50000      0       0

D SPDR S&P 500 ETF TR            PUT              78462F953  96998   735000   SH   PUT    SOLE            735000      0       0

D TRANSOCEAN LTD                 REG SHS          H8817H100  12718   187000   SH          SOLE            187000      0       0